LEASES - Operating Lease Related Assets And Liabilities And Other Related Information (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Assets
Operating lease right-of-use assets, non-current	$ 4,344	$ 2,809
Liabilities
Operating lease liabilities, current	1,276	891
Operating lease liabilities, non-current	$ 3,182	$ 2,176
Weighted average remaining lease term (years)	4 years 2 months 12 days	3 years 7 months 6 days
Weighted average discount rate	4.30%	5.70%